Summary of Significant Accounting Policies - Capitalized Costs, Net for Internal Use and Product Software (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Capitalized Costs, Net for Internal Use and Product Software [Abstract]
Internal use software	$ 545	$ 468
Product software	$ 256	$ 145